CAPITAL ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 20,236
Beginning Balance	20,236
Ending Balance	32,969	$ 20,236
Ending Balance	32,969	20,236
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	25,145	22,091
Additions	15,198	4,011
Disposals		(545)
Derecognition	(333)	(275)
PST Rebate		(137)
Ending Balance	40,010	25,145
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,909)	(3,316)
Disposals		203
Derecognition	268	116
Ending Balance	(7,041)	(4,909)
Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	392	289
Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	2,008	1,623
Computer Hardware & Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	69
Ending Balance		69
Computer Hardware & Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	235	193
Additions		42
Derecognition	(235)
Ending Balance		235
Computer Hardware & Software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(166)	(152)
Derecognition	187
Ending Balance		(166)
Computer Hardware & Software | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	21	14
Ifrs Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,570
Ending Balance	3,560	1,570
Ifrs Equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,615	2,749
Additions	2,304	459
Transfer on purchase	102
Disposals		(545)
Derecognition	(98)
PST Rebate		(48)
Ending Balance	4,923	2,615
Ifrs Equipment [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,045)	(748)
Transfer on purchase	14	112
Disposals		203
Derecognition	81
Ending Balance	(1,363)	(1,045)
Ifrs Equipment [Member] | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	4	5
Ifrs Equipment [Member] | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	381	383
Buildings & Structures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	15,213
Ending Balance	17,605	15,213
Buildings & Structures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	17,722	12,632
Additions	3,325	713
Transfer on purchase		4,466
PST Rebate		(89)
Ending Balance	21,047	17,722
Buildings & Structures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,509)	(512)
Transfer on purchase		1,114
Ending Balance	(3,442)	(2,509)
Buildings & Structures | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	933	883
Right of use asset- Office Lease
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,115
Ending Balance	8,166	2,115
Right of use asset- Office Lease | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,219	1,776
Additions	6,716	1,443
Ending Balance		3,219
Ending Balance	9,935
Right of use asset- Office Lease | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,104	759
Ending Balance	1,769	1,104
Right of use asset- Office Lease | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	334	257
Right of use asset- Office Lease | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	331	88
Right of use asset- Equipment Leases
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,269
Ending Balance	986	1,269
Right of use asset- Equipment Leases | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,354	1,944
Additions	161	1,354
Transfer on purchase	(102)	(1,669)
Derecognition		(275)
Ending Balance		1,354
Ending Balance	1,413
Right of use asset- Equipment Leases | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85	651
Transfer on purchase	(14)	(640)
Derecognition		116
Ending Balance	427	85
Right of use asset- Equipment Leases | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	4	13
Right of use asset- Equipment Leases | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	352	177
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	2,652
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,797
Additions	2,692
Transfer on purchase		(2,797)
Ending Balance	2,692
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(494)
Transfer on purchase		(586)
Ending Balance	(40)
Leasehold improvements | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	29
Leasehold improvements | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 11	$ 92